Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	As at March 31
Particulars	2021	2022
Trade payables	23,812	33,518
Accrued expenses	29,769	29,309
Total	53,581	62,827